Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Short Term Borrowings [Abstract]
Schedule of Short-term Debt
	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Short-term bank borrowings	60,000,000	60,000,000	8,618,461